Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Cash Flows from Operating Activities:
Net loss	$ (906,456)	$ (1,906,041)	$ (1,540,194)	$ (8,679,681)
Adjustments to reconcile net loss to net cash used in operating activities:
Income from investments held in Trust Account	(501,501)	(20,141)	(5,484)	(2,165,194)
General and administrative expenses paid by related party in exchange for issuance of Class B ordinary shares			11,697
General and administrative expenses paid by Sponsor under promissory note			34
Change in fair value of derivative liabilities	190,109			36,447
Loss on Forward Purchase Agreement				295,330
Changes in operating assets and liabilities:
Prepaid expenses	57,997	24,606	(183,695)	46,622
Accounts payable	(84,819)	125,316	98,384	2,838,649
Accrued expenses	688,562	1,412,552	993,040	5,705,880
Net cash used in operating activities	(556,108)	(363,708)	(626,218)	(1,921,947)
Cash Flows from Investing Activities:
Principal deposited in Trust Account			(200,000,000)
Withdrawal for redemption payment				154,906,130
Net cash provided by (used in) investing activities			(200,000,000)	154,906,130
Cash Flows from Financing Activities:
Advances from related party			1,650
Proceeds received from initial public offering, gross			200,000,000
Proceeds received from private placement			6,550,000
Redemption payment of Class A ordinary shares subject to possible redemption				(154,906,130)
Repayment of promissory note			(87,369)
Offering costs paid			(4,479,441)
Proceeds from promissory note – related party	562,002			600,000
Net cash provided by financing activities	562,002		201,984,840	(154,306,130)
Net Change in Cash	5,894	(363,708)	1,358,622	(1,321,947)
Cash – Beginning of period	36,675	1,358,622		1,358,622
Cash – End of period	$ 42,569	$ 994,914	1,358,622	36,675
Supplemental disclosure of noncash investing and financing activities:
Offering costs paid by related party in exchange for Founder Shares			13,303
Offering costs included in accounts payable			32,000
Offering costs included in accrued expenses			70,000
Offering costs paid by related party under promissory note			85,685
Value of Class B ordinary shares transferred to Anchor Investors			10,341,127
Forfeiture of Class B ordinary shares			100
Deferred underwriting fee			$ 7,000,000